Dreyfus Alternative Diversifier Strategies Fund

Incorporated herein by reference is the definitive version of the Fund's prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 1, 2019 (SEC Accession No. 0001591556-19-000019).